ASSETS RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation Disclosure [Abstract]
Schedule of asset retirement obligations

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
At the beginning of the year	27,225,450	12,914,758	82,365
Liabilities incurred during the year	-	17,594,887	112,212
Liabilities settled during the year	(14,409,133)	-	-
Accretion of liability	98,441	266,270	1,698
Assets retirement obligations	12,914,758	30,775,915	196,275